Note 12 - Share Capital and Reserves (Details Textual)												12 Months Ended
	Aug. 26, 2017 CAD ($)	Jun. 01, 2017 CAD ($) $ / shares shares	Feb. 07, 2017 CAD ($) $ / shares shares	Jan. 06, 2017 CAD ($)	Oct. 10, 2016 CAD ($) shares	Jul. 14, 2016 CAD ($)	May 25, 2016 CAD ($) $ / shares shares	Nov. 25, 2015 CAD ($) shares	Nov. 17, 2015 CAD ($) $ / shares shares	Aug. 14, 2015 CAD ($) shares	Feb. 11, 2015 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) shares		Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Jan. 01, 2015	Dec. 31, 2014
Statement Line Items [Line Items]
Issue of equity, private placement, number of units | shares		9,857,800	2,519,407				3,229,082		4,506,666		4,420,000
Weighted average unit price | $ / shares		$ 1.75	$ 1.35				$ 1.35		$ 0.75		$ 1.25
Proceeds from issuing units		$ 17,251,150	$ 3,401,199				$ 4,359,260		$ 3,380,000		$ 5,525,000
Number of common shares issued per private placement unit | shares		1	1				1		1		1
Number of warrants issued per private placement unit | shares		0.5	0.5				0.5		0.5		0.5
Number of common shares purchasable from a warrant | shares		1	1				1		1		1
Weighted average share price								$ 0.67		$ 0.20
Finders' fee		$ 1,035,069	$ 88,631
Share issue related cost		296,823	116,408									$ 203,232
Number of shares issued as payment | shares								407,997
Proceeds from issuing shares												$ 19,115,418		$ 4,091,646	$ 8,428,953
Weighted average remaining contractual life of outstanding warrants												1.95		1.34
Stock options issuance limitations, maximum percentage of allowed issuable options												10.00%
Stock options issuance limitations, maximum percentage of allowed issuable options for services rendered												2.00%
Number of shares authorised | shares												929,963
Stock option limitations, maximum amount of stock options exercisable during a 3 month period												25.00%
Weighted average exercise price of share options exercised in share-based payment arrangement												$ 0.88		$ 1.08
Total number of shares issued | shares								407,997		43,888,992
Weighted average remaining contractual life of outstanding share options												1.33		1.13		2.05	2.29
Expense from share-based payment transactions with employees												$ 2,693,070		$ 1,869,010	$ 950,740
Common shares issued in a cashless transaction [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement					150,000	105,000
Weighted average exercise price of share options exercised in share-based payment arrangement					$ 1.23	$ 1.37
Total number of shares issued | shares					63,510							532,836
Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted												5
Issued capital [member]
Statement Line Items [Line Items]
Share issue related cost												$ 203,232
Proceeds from issuing shares									$ 3,199,733
Warrants [member]
Statement Line Items [Line Items]
Weighted average share price		2.45	2				$ 2		1		$ 2
Proceeds from issuing shares									180,267
Finders' warrants [member]
Statement Line Items [Line Items]
Weighted average share price		$ 2	$ 1.35				1.44		0.77		1.28
Finders' fee							$ 147,925		$ 73,550		$ 212,626
Maximum number of common shares purchasable from warrants | shares		295,734	17,911				45,944		35,200		49,410
Warrants, fair value		$ 171,526	$ 9,165				$ 17,918		$ 5,984		$ 13,341
Share issue related cost							$ 119,689		$ 43,075		$ 146,796
Stock options expiring January 6, 2017 [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement												1,180,000	[1]
Stock options expiring January 6, 2017 [member] | Common shares issued in a cashless transaction [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement				350,000
Weighted average exercise price of share options exercised in share-based payment arrangement				$ 0.98
Stock options expiring August 26, 2017 [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement												1,310,000	[1]	135,000
Stock options expiring August 26, 2017 [member] | Common shares issued in a cashless transaction [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement	1,150,000
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 0.74
First set of stock options expiring December 11, 2018 [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement												134,000	[1]	32,000
First set of stock options expiring December 11, 2018 [member] | Common shares issued in a cashless transaction [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement												92,000
Weighted average exercise price of share options exercised in share-based payment arrangement												$ 0.72

[1]	In accordance with the Company's stock option plan, options holders exercised 350,000; 1,150,000 and 92,000 stock options on a cashless basis at an exercise price of $0.98, $0.74 and $0.72 respectively. The total number of shares issued in connection with the cashless exercise of options was 532,836.